Transactions with related parties, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related party financing, net of unamortized deferred financing costs, Current	$ 84,832	$ 0
Related party financing, net of unamortized deferred financing costs, Non-current	0	45,617
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Diana Shipping Inc - Term Loan	82,617	45,417
Diana Shipping Inc - Term Loan, Current	82,617	0
Diana Shipping Inc - Term Loan, Non-current	0	45,417
plus other fees payable to the lenders	2,292	200
plus other fees payable to the lenders, Current	2,292	0
plus other fees payable to the lenders, Non-current	0	200
less unamortized deferred financing costs	(77)	0
less unamortized deferred financing costs, Current	(77)	0
less unamortized deferred financing costs, non-current	0	0
Related party financing, net of unamortized deferred financing costs, Total	84,832	45,617
Related party financing, net of unamortized deferred financing costs, Current	84,832	0
Related party financing, net of unamortized deferred financing costs, Non-current	$ 0	$ 45,617